Allowances for Credit Losses	12 Months Ended
Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Allowance for Credit Losses	Allowance for Credit Losses
The Company does business with most major international pharmaceutical companies. Provision for credit losses at December 31, 2024 and December 31, 2023 comprises:

	December 31, 2024	December 31, 2023
	(in thousands)
Opening provision	$31,533	$20,562
Amounts used during the year	(24,887)	(13,358)
Amounts provided during the year	28,417	24,550
Foreign exchange	601	(221)
Closing provision	$35,664	$31,533